Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Education and Civic Organizations – 16.6%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$425	3.000%, 8/01/23	No Opt. Call	BB+	$435,404
720	3.500%, 8/01/25	No Opt. Call	BB+	762,206
130	4.000%, 8/01/28	8/26 at 100.00	BB+	141,162
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
100	5.000%, 7/01/31	7/24 at 102.00	N/R	109,002
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,081,970
210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	12/20 at 102.00	BBB-	219,358
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	211,643
710	5.250%, 7/01/37	7/25 at 100.00	BB+	788,086
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	208,028
465	4.000%, 7/01/23	No Opt. Call	BB+	490,938
300	4.000%, 7/01/24	No Opt. Call	BB+	320,631
135	4.000%, 7/01/25	No Opt. Call	BB+	145,950
130	4.000%, 7/01/26	7/25 at 100.00	BB+	140,139
300	4.000%, 7/01/27	7/25 at 100.00	BB+	322,620
370	4.000%, 7/01/28	7/25 at 100.00	BB+	395,034
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	263,393
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	698,483
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,052,854
40	5.000%, 7/01/36	7/26 at 100.00	N/R	41,850
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,949,730

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
$1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	$1,069,180
500	5.000%, 7/01/36	7/26 at 100.00	N/R	535,475
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,490,643
1,405	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A	12/27 at 100.00	N/R	1,516,627
1,330	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	1,463,825
315	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010, 4.000%, 9/01/21	9/20 at 100.00	A2	319,807
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,181,846
500	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016, 3.000%, 6/01/21	No Opt. Call	A3	512,645
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,800	5.000%, 5/01/32	5/27 at 100.00	BBB-	3,352,244
405	5.000%, 5/01/37	5/27 at 100.00	BBB-	479,642
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,874,688
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
100	3.000%, 12/01/22	No Opt. Call	Baa2	104,651
140	3.000%, 12/01/23	No Opt. Call	Baa2	148,554
105	4.000%, 12/01/24	No Opt. Call	Baa2	117,681
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Scholastica, Inc, Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	204,166
310	3.375%, 12/01/22	No Opt. Call	Baa2	327,543
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	366,674
250	5.000%, 10/01/22	No Opt. Call	A3	275,185
500	5.000%, 10/01/23	No Opt. Call	A3	569,515
990	4.250%, 10/01/28	10/23 at 100.00	A3	1,092,178
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,357,650
1,235	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/31	10/28 at 100.00	Baa1	1,564,473
700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Johns University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	767,466

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G, 5.000%, 12/01/28	12/25 at 100.00	A1	$1,219,000
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,183,740
775	4.000%, 4/01/26	4/23 at 100.00	A2	844,634
300	4.000%, 4/01/27	4/23 at 100.00	A2	325,938
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A:
750	4.000%, 10/01/34	10/27 at 100.00	A2	869,550
525	4.000%, 10/01/35	10/27 at 100.00	A2	608,365
450	4.000%, 10/01/36	10/27 at 100.00	A2	520,420
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
300	5.000%, 10/01/27	No Opt. Call	A2	382,797
1,000	4.000%, 10/01/31	10/29 at 100.00	A2	1,218,130
705	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	873,283
450	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2020, 5.000%, 11/01/26 (AMT) (WI/DD, Settling 3/25/20)	No Opt. Call	AA	556,470
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	1,595,007
880	4.375%, 10/01/25	10/21 at 100.00	AA-	927,819
905	4.500%, 10/01/26	10/21 at 100.00	AA-	956,368
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,301,462
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,082,851
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,163,276
935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB-	1,000,085
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	589,758
680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	716,407
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	N/R	48,184
480	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/38, 144A	7/27 at 100.00	N/R	535,963
2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	2,306,412

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	$216,150
320	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB-	331,923
885	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	971,518
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
200	4.000%, 7/01/23	No Opt. Call	BB+	205,524
700	5.000%, 7/01/33	7/23 at 100.00	BB+	752,738
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BB+	266,643
2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,460,383
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	2,900,993
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,106,880
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,105,720
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,103,380
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,310	5.000%, 4/01/29	No Opt. Call	Aa1	1,764,806
1,890	5.000%, 4/01/30	4/29 at 100.00	Aa1	2,526,098
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
200	3.750%, 6/01/26	6/24 at 100.00	N/R	201,948
10	4.500%, 6/01/36	6/24 at 100.00	N/R	10,240
61,175	Total Education and Civic Organizations			68,221,702
	Health Care – 13.5%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,751,787
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	1,314,032
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,182,199
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,219,449
45	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/33	2/28 at 100.00	A-	57,216

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
$100	4.000%, 4/01/21	No Opt. Call	BBB	$102,869
660	4.000%, 4/01/25	4/22 at 100.00	BBB	692,743
400	4.000%, 4/01/26	4/22 at 100.00	BBB	419,400
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,388,220
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
495	5.000%, 5/01/31	5/27 at 100.00	Baa1	608,756
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	496,680
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,010	5.000%, 11/15/28	11/25 at 100.00	A+	1,227,423
1,000	5.000%, 11/15/29	11/25 at 100.00	A+	1,211,720
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,208,060
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,408,400
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
2,765	5.000%, 11/15/35	11/28 at 100.00	A+	3,523,882
2,000	5.000%, 11/15/36	11/28 at 100.00	A+	2,539,660
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	628,655
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	278,449
250	4.050%, 12/01/26	12/20 at 100.00	N/R	252,835
250	4.150%, 12/01/27	12/20 at 100.00	N/R	252,690
750	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	763,800
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
2,300	5.000%, 11/15/29	No Opt. Call	AA	3,100,147
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,446,860
1,175	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	1,247,215
240	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	A	243,348

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013:
$940	3.000%, 7/01/25	7/23 at 100.00	A	$976,387
515	3.250%, 7/01/26	7/23 at 100.00	A	536,156
80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	AA-	80,434
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,225	5.000%, 7/01/28	7/25 at 100.00	A+	3,835,686
1,490	5.000%, 7/01/30	7/25 at 100.00	A+	1,760,286
4,500	5.000%, 7/01/32	7/25 at 100.00	A+	5,265,225
1,155	4.000%, 7/01/35	7/25 at 100.00	A+	1,278,862
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,252,120
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	2,025,736
625	4.000%, 11/15/36	11/27 at 100.00	A+	724,094
1,305	4.000%, 11/15/37	11/27 at 100.00	A+	1,507,510
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,389,420
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,316,119
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	500,588
260	5.000%, 7/01/34	7/21 at 100.00	BBB	269,261
46,985	Total Health Care			55,284,379
	Housing/Multifamily – 0.1%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	3/20 at 100.00	Aaa	501,315
	Housing/Single Family – 1.3%
335	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	340,484
395	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	406,810
330	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (AMT)	1/22 at 100.00	AA+	341,098
100	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (AMT)	No Opt. Call	AA+	103,528
210	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	214,546

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$120	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	$130,522
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
40	1.750%, 7/01/21 (AMT)	No Opt. Call	AA+	40,231
495	3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	504,796
425	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	458,974
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A:
645	3.500%, 7/01/28 (AMT)	7/27 at 100.00	AA+	710,700
505	3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	553,369
460	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	511,525
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
600	1.300%, 7/01/22 (AMT)	No Opt. Call	AA+	601,524
425	1.350%, 7/01/23 (AMT)	No Opt. Call	AA+	426,504
5,085	Total Housing/Single Family			5,344,611
	Industrials – 0.4%
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,035,670
705	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	724,698
1,705	Total Industrials			1,760,368
	Long-Term Care – 10.7%
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	1,170,300
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
100	4.000%, 9/01/29	9/26 at 102.00	N/R	107,527
100	4.000%, 9/01/30	9/26 at 102.00	N/R	106,907
100	4.000%, 9/01/31	9/26 at 102.00	N/R	106,215
100	4.000%, 9/01/32	9/26 at 102.00	N/R	105,452
155	4.000%, 9/01/33	9/26 at 102.00	N/R	162,277
100	4.000%, 9/01/34	9/26 at 102.00	N/R	103,945
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	893,965
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,137,817
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	337,919
235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	243,531

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$200	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2018, 4.500%, 9/01/33	9/23 at 100.00	N/R	$209,982
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	1,029,330
500	5.000%, 1/01/34	1/23 at 100.00	N/R	511,200
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29, 144A	8/22 at 100.00	N/R	2,449,395
1,100	5.000%, 8/01/36, 144A	8/22 at 100.00	N/R	1,159,972
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35	5/24 at 101.00	N/R	520,455
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	5/20 at 100.00	N/R	1,437,698
200	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019, 4.000%, 7/01/32	7/25 at 102.00	N/R	210,504
100	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019, 3.750%, 5/01/34	5/24 at 101.00	N/R	101,688
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,468,320
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,703,905
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	450,419
750	5.250%, 11/01/45	5/23 at 100.00	N/R	792,600
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
190	2.900%, 8/01/23	No Opt. Call	N/R	193,221
100	3.100%, 8/01/25	8/24 at 101.00	N/R	103,084
380	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/24	No Opt. Call	N/R	415,872
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A:
775	3.875%, 8/01/26	8/25 at 100.00	N/R	823,755
805	4.000%, 8/01/27	8/25 at 100.00	N/R	860,271
2,000	4.000%, 8/01/30	8/25 at 100.00	N/R	2,119,700
405	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33	7/24 at 102.00	N/R	424,359
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36	6/26 at 100.00	N/R	1,061,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	$2,903,879
625	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	11/20 at 100.00	N/R	628,837
	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018:
510	4.200%, 5/01/33	5/23 at 102.00	N/R	542,227
1,940	4.750%, 5/01/38	5/23 at 102.00	N/R	2,087,304
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.250%, 9/01/26	9/24 at 100.00	N/R	534,965
550	3.700%, 9/01/28	9/24 at 100.00	N/R	596,409
350	3.800%, 9/01/29	9/24 at 100.00	N/R	380,093
565	3.900%, 9/01/30	9/24 at 100.00	N/R	613,969
420	4.125%, 9/01/34	9/24 at 100.00	N/R	456,859
2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	Baa2	2,035,800
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,103,640
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,898,476
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
180	5.000%, 1/01/21	No Opt. Call	N/R	183,897
2,395	5.125%, 1/01/39	1/23 at 100.00	N/R	2,507,349
	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020:
100	2.350%, 3/01/21	No Opt. Call	N/R	100,102
100	2.450%, 3/01/23	No Opt. Call	N/R	100,369
120	2.700%, 3/01/26	3/25 at 101.00	N/R	120,954
335	2.950%, 3/01/28	3/25 at 101.00	N/R	337,938
625	3.450%, 3/01/35	3/25 at 101.00	N/R	631,756

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
$175	3.000%, 8/01/27	8/24 at 102.00	N/R	$185,047
300	3.125%, 8/01/28	8/24 at 102.00	N/R	318,489
300	3.250%, 8/01/29	8/24 at 102.00	N/R	319,143
225	3.375%, 8/01/30	8/24 at 102.00	N/R	240,138
600	5.000%, 8/01/31	8/24 at 102.00	N/R	687,720
450	5.000%, 8/01/32	8/24 at 102.00	N/R	514,346
250	5.000%, 8/01/33	8/24 at 102.00	N/R	285,060
555	5.000%, 8/01/34	8/24 at 102.00	N/R	631,823
250	5.000%, 8/01/35	8/24 at 102.00	N/R	284,150
41,230	Total Long-Term Care			43,753,414
	Tax Obligation/General – 30.8%
2,000	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,585,060
1,165	Barnesville Independent School District 146 Public Schools, Clay, Otter Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,387,899
	Belgrade Brooten Elrosa Public Schools Independent School District 2364, Minnesota, General Obligation Bonds, School Building Series 2020A:
400	3.000%, 2/01/28	2/26 at 100.00	Aa2	440,476
280	3.000%, 2/01/29	2/26 at 100.00	Aa2	307,292
1,405	Benson Independent School District 777, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/32	2/27 at 100.00	AAA	1,624,840
2,290	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2019A, 3.000%, 2/01/32	2/27 at 100.00	AAA	2,483,413
320	Blue Earth Area Schools Independent School District 2860, Minnesota, General Obligation Bonds, Refunding Series 2019A, 4.000%, 2/01/26	No Opt. Call	Aa2	373,331
1,565	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,925,967
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,280	4.000%, 2/01/30	2/27 at 100.00	AAA	3,895,754
1,000	4.000%, 2/01/33	2/27 at 100.00	AAA	1,164,900
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
2,145	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,457,419
1,720	4.000%, 2/01/37	2/27 at 100.00	Aa2	1,957,343
2,000	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,202,080
420	Burnsville, Dakota County, Minnesota, General Obligation Bonds, Refunding Utility Improvement Series 2019A, 5.000%, 12/20/27	No Opt. Call	AAA	547,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	$1,104,780
1,055	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,271,570
1,250	Detroit Lakes Independent School District 22, Becker and Otter Tail Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	AAA	1,470,138
	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
685	4.000%, 2/01/28	2/26 at 100.00	AAA	797,087
970	4.000%, 2/01/30	2/26 at 100.00	AAA	1,122,436
3,150	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	Aa2	3,734,860
1,530	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,819,415
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,220,923
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,242,915
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	698,849
1,485	Goodhue Independent School District 253, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,781,183
	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F:
1,265	0.000%, 2/01/27	2/26 at 97.95	AAA	1,144,041
1,345	0.000%, 2/01/28	2/26 at 95.70	AAA	1,177,615
460	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019D, 5.000%, 2/01/26	No Opt. Call	AAA	563,528
500	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	570,585
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26	2/23 at 100.00	Aa2	1,086,410
1,275	4.000%, 2/01/27	2/23 at 100.00	Aa2	1,382,750
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
130	4.000%, 2/01/22	No Opt. Call	A1	137,618
100	4.000%, 2/01/23	No Opt. Call	A1	108,736
1,225	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A, 5.000%, 2/01/26	No Opt. Call	AAA	1,510,964
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
130	3.000%, 12/15/23	No Opt. Call	AA	139,517
265	3.000%, 12/15/24	No Opt. Call	AA	288,882

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
$415	5.000%, 2/01/29	No Opt. Call	Aa2	$545,339
625	4.000%, 2/01/30	2/29 at 100.00	Aa2	760,406
1,555	Maccray Independent School District 2180, Chippewa, Kandiyohi and Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/30	2/28 at 100.00	Aa2	1,752,516
2,595	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/32	2/28 at 100.00	AAA	3,107,305
1,980	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B, 4.000%, 2/01/34	2/29 at 100.00	AAA	2,380,653
	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018:
1,480	4.000%, 12/01/33	12/26 at 100.00	AAA	1,738,852
500	4.000%, 12/01/35	12/26 at 100.00	AAA	585,555
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2014B, 4.000%, 8/01/26	8/24 at 100.00	AAA	1,137,400
1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,114,580
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,284,900
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,176,120
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	573,521
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	655,470
500	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/25 at 100.00	Aa2	556,230
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,669,508
2,050	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30	2/27 at 100.00	AAA	2,421,419
850	North Saint Paul Maplewood Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	939,956
1,375	North Saint Paul Maplewood Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/31	2/28 at 100.00	Aa2	1,761,870
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	598,511
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,260,994
1,500	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,744,335

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$620	Otter Tail County, Minnesota, General Obligation Bonds, Disposal System - Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (AMT)	5/21 at 100.00	AAA	$647,212
1,035	Perham Dent Independent School District 549, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,091,935
1,145	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,491,477
880	Plainview-Elgin-Millville Independent School District 2899, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,047,182
	Red Lake Falls Independent School District 630, Minnesota, General Obligation Bonds, School Building Series 2020A:
385	5.000%, 2/01/26	No Opt. Call	Aa2	473,384
400	3.000%, 2/01/27	2/26 at 100.00	Aa2	444,228
410	3.000%, 2/01/28	2/26 at 100.00	Aa2	452,968
425	3.000%, 2/01/29	2/26 at 100.00	Aa2	467,700
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,343,188
2,400	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/27 at 100.00	Aa2	2,759,664
2,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	2,862,425
1,270	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,645,349
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,247,873
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/23 at 100.00	Aa2	615,129
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AAA	627,384
3,950	Saint Louis Park Independent School District 283, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2018A, 5.000%, 2/01/30	2/27 at 100.00	Aa2	4,968,033
1,225	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32	2/26 at 100.00	Aa2	1,330,105
400	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	490,976
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
200	4.000%, 2/01/28	2/27 at 100.00	Aa2	238,344
225	4.000%, 2/01/30	2/27 at 100.00	Aa2	266,092
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,345,425
1,330	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%, 2/01/31	2/27 at 100.00	Aa2	1,551,006

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	$2,315,860
915	Southland Independent School District 500, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	AAA	1,067,704
1,475	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26	2/25 at 100.00	Aa2	1,611,452
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,222,200
2,000	Tracy, Lyon County, Minnesota, General Obligation Bonds, Temporary Series 2019A, 1.750%, 5/01/22	5/20 at 100.00	AAA	2,001,820
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
410	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	518,158
870	5.000%, 2/01/28 – AGM Insured	No Opt. Call	AA	1,123,318
510	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	611,827
360	4.000%, 2/01/30 – AGM Insured	2/28 at 100.00	AA	429,124
2,415	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/31	2/28 at 94.63	AAA	2,003,001
2,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29 (WI/DD, Settling 3/05/20)	2/28 at 100.00	AAA	2,440,980
1,025	Windom Independent School District, Cottonwood and Jackson Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 3.000%, 2/01/23	No Opt. Call	AAA	1,086,398
1,250	Worthington Independent School District 518, Nobles County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	2/26 at 100.00	AAA	1,465,900
590	Worthington, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 2/01/27	No Opt. Call	AA-	664,198
110,325	Total Tax Obligation/General			126,462,795
	Tax Obligation/Limited – 6.0%
695	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28	No Opt. Call	Aa2	882,914
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	825,848
1,475	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AAA	1,562,055
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,211,990
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
215	3.050%, 3/01/21	No Opt. Call	N/R	217,425
495	3.650%, 3/01/24	3/23 at 100.00	N/R	516,127
200	3.800%, 3/01/25	3/23 at 100.00	N/R	208,870
200	4.000%, 3/01/27	3/23 at 100.00	N/R	209,428

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015:
$1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	$1,163,514
500	5.000%, 3/01/29	3/24 at 100.00	N/R	532,240
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	353,926
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA+	1,313,430
960	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/34	8/28 at 100.00	AA+	1,127,338
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA+	1,257,806
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A2	644,204
350	3.250%, 2/01/30	2/25 at 100.00	A2	373,667
	Plymouth Intermediate District 287, Minnesota, Facilities Maintenance Bonds, Series 2017B:
235	4.000%, 5/01/26	No Opt. Call	A1	273,956
175	4.000%, 5/01/27	No Opt. Call	A1	207,100
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	745,989
1,685	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.250%, 2/01/33	2/27 at 100.00	AAA	1,856,820
1,020	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/32	2/29 at 100.00	AAA	1,236,740
1,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C, 3.000%, 2/01/36	2/28 at 100.00	AAA	1,090,940
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	866,763
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA+	2,006,180
3,500	Virginia Housing and Redevelopment Authority, Minnesota, Health Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29	10/25 at 100.00	N/R	3,812,935
22,160	Total Tax Obligation/Limited			24,498,205
	Transportation – 6.0%
2,330	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	2,411,736
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,739,618
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	2,951,905
2,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/30	1/24 at 100.00	A+	2,297,880

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,325	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/30	7/29 at 100.00	A+	$1,776,414
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
3,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A+	3,731,580
1,250	5.000%, 1/01/28 (AMT)	No Opt. Call	A+	1,589,350
1,700	5.000%, 1/01/33 (AMT)	7/29 at 100.00	A+	2,204,390
500	5.000%, 1/01/34 (AMT)	7/29 at 100.00	A+	646,920
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
1,050	5.000%, 1/01/34	1/27 at 100.00	AA-	1,311,062
2,310	5.000%, 1/01/35	1/27 at 100.00	AA-	2,880,177
20,765	Total Transportation			24,541,032
	U.S. Guaranteed – 6.4% (4)
395	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32 (Pre-refunded 6/01/20)	6/20 at 102.00	N/R	406,901
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	662,210
750	5.500%, 2/01/24 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	782,138
875	5.500%, 2/01/25 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	912,494
1,010	5.500%, 2/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	1,053,279
1,150	5.500%, 2/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	1,199,277
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/25 (Pre-refunded 8/15/20)	8/20 at 100.00	AA-	1,019,850
300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Benedict, Series 2011-7M, 5.000%, 3/01/31 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R	300,000
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,385	4.375%, 10/01/20 (ETM)	No Opt. Call	Baa3	1,413,309
500	4.500%, 10/01/21 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3	510,580
250	5.000%, 10/01/29 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3	256,010
625	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	675,538
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	816,531
490	5.000%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	540,676
965	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R	970,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
$1,000	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	$1,230,420
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	2,811,510
1,250	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	1,288,562
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,307,339
2,750	5.000%, 1/01/30 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,191,292
1,000	5.000%, 1/01/31 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,160,470
1,150	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,334,540
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	590,295
23,855	Total U.S. Guaranteed			26,433,606
	Utilities – 6.3%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475	4.000%, 12/01/28	12/24 at 100.00	AA	536,964
495	4.000%, 12/01/29	12/24 at 100.00	AA	556,677
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,257,032
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	554,435
670	5.000%, 12/01/26	12/22 at 100.00	A1	742,749
	Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225	4.000%, 12/01/27 – MUNICIPAL AS Insured	No Opt. Call	AA	266,684
100	4.000%, 12/01/33 – MUNICIPAL AS Insured	12/28 at 100.00	AA	118,307
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A1	587,715
500	5.000%, 10/01/30	10/24 at 100.00	A1	586,970
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A1	1,079,920
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,578,505
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	651,955
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	810,652
1,000	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/33	12/26 at 100.00	Aa3	1,239,300
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,201,974

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	AA-	$2,844,575
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	4,962,550
1,000	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	931,530
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,047,160
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,387,562
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,629,942
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,217,140
23,510	Total Utilities			25,790,298
$357,295	Total Long-Term Investments (cost $375,415,592)			402,591,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MUNICIPAL BONDS – 1.9%
	Education and Civic Organizations – 0.5%
$2,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation, Series 1997B, 1.180%, 12/01/27 (Mandatory Put 4/16/20) (5)	5/20 at 100.00	A-1	$2,000,000
	Health Care – 1.4%
4,030	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable Rate Demand Obligation, Series 2018A, 1.200%, 11/15/48 (Mandatory Put 4/14/20) (5)	4/20 at 100.00	A-1	4,030,000
1,500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Variable Rate Demand Obligation, Series 2007C1, 1.140%, 11/15/34 (Mandatory Put 4/16/20) (5)	4/20 at 100.00	A-1	1,500,000
5,530	Total Health Care			5,530,000
$7,530	Total Short-Term Investments (cost $7,530,000)			7,530,000
	Total Investments (cost $382,945,592) – 100.0%			410,121,725
	Other Assets Less Liabilities – 0.0%			146,299
	Net Assets – 100%			$410,268,024

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$402,591,725	$ —	$402,591,725
Short-Term Investments:
Municipal Bonds	—	7,530,000	—	7,530,000
Total	$ —	$410,121,725	$ —	$410,121,725

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.2%
	MUNICIPAL BONDS – 97.2%
	Consumer Staples – 0.3%
$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	6/20 at 100.00	BBB+	$1,815,930
	Education and Civic Organizations – 13.6%
65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	68,849
780	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	838,009
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	108,197
1,000	5.000%, 7/01/47	7/24 at 102.00	N/R	1,071,900
1,515	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/43	12/20 at 102.00	BBB-	1,572,115
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
675	5.250%, 7/01/37	7/25 at 100.00	BB+	749,236
500	5.500%, 7/01/50	7/25 at 100.00	BB+	555,590
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,081,360
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	1,148,950
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	104,626
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,869,538
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB+	654,708
1,000	5.000%, 7/01/34	7/24 at 100.00	BB+	1,080,140
525	5.000%, 7/01/44	7/24 at 100.00	BB+	559,823
4,150	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	4,385,678
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	108,408
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	106,729

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
$500	6.000%, 7/01/33	7/23 at 100.00	BB+	$550,310
2,740	6.000%, 7/01/43	7/23 at 100.00	BB+	2,980,216
1,260	6.125%, 7/01/48	7/23 at 100.00	BB+	1,373,324
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Ba1	445,610
420	3.500%, 5/01/23	5/21 at 100.00	Ba1	425,586
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,345	5.000%, 5/01/37	5/27 at 100.00	BBB-	2,777,183
4,700	5.000%, 5/01/47	5/27 at 100.00	BBB-	5,482,080
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,163,590
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,157,980
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
150	3.000%, 12/01/20	No Opt. Call	Baa2	152,027
500	4.000%, 12/01/34	12/29 at 100.00	Baa2	582,880
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,083,400
675	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	828,063
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Johns University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	416,140
385	5.000%, 10/01/34	10/25 at 100.00	A2	457,180
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N, 4.000%, 10/01/35	10/26 at 100.00	A1	576,220
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,225,150
100	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A, 4.000%, 10/01/36	10/27 at 100.00	A2	115,649
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
750	5.000%, 10/01/33	10/29 at 100.00	A2	987,307
1,000	5.000%, 10/01/34	10/29 at 100.00	A2	1,313,770
465	5.000%, 10/01/40	10/29 at 100.00	A2	600,938
2,000	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38 (AMT) (WI/DD, Settling 3/25/20)	11/27 at 100.00	AA	2,052,260

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	$2,246,751
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	1,193,190
650	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	686,556
560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	589,982
130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	N/R	89,206
1,600	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,734,528
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A:
1,560	5.250%, 9/01/32	9/20 at 101.00	BB+	1,595,974
1,695	5.500%, 9/01/43	9/20 at 101.00	BB+	1,733,104
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,070,440
1,615	5.000%, 6/15/53, 144A	6/25 at 100.00	N/R	1,720,411
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	2,136,280
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625	5.300%, 7/01/45	7/25 at 100.00	BB	686,225
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,132,001
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019:
675	5.000%, 7/01/49	7/27 at 102.00	BB+	766,854
880	5.000%, 7/01/55	7/27 at 102.00	BB+	993,555
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500	5.000%, 7/01/33	7/23 at 100.00	BB+	537,670
1,450	5.000%, 7/01/44	7/23 at 100.00	BB+	1,543,496
1,435	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	1,516,824
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,010	5.000%, 10/01/41	10/26 at 100.00	N/R	2,082,802
205	5.125%, 10/01/48	10/26 at 100.00	N/R	212,690
500	St Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BBB-	564,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Minnesota, General Obligation Bonds, Series 2014B:
$2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	$2,468,580
2,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	2,206,760
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,250	5.000%, 4/01/39	4/29 at 100.00	Aa1	1,631,625
2,110	5.000%, 4/01/40	4/29 at 100.00	Aa1	2,747,811
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	20,548
72,655	Total Education and Civic Organizations			80,719,032
	Health Care – 14.6%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
500	4.000%, 3/01/32	3/26 at 100.00	N/R	549,360
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	2,165,440
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
550	3.000%, 4/01/26	No Opt. Call	BBB	588,352
485	5.000%, 4/01/41	4/27 at 100.00	BBB	564,618
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
580	4.250%, 2/15/43	2/28 at 100.00	A-	670,155
2,000	5.000%, 2/15/43	2/28 at 100.00	A-	2,486,260
7,175	5.000%, 2/15/48	2/28 at 100.00	A-	8,873,179
2,000	5.000%, 2/15/53	2/28 at 100.00	A-	2,466,400
3,000	5.250%, 2/15/53	2/28 at 100.00	A-	3,767,460
2,850	5.000%, 2/15/58	2/28 at 100.00	A-	3,502,707
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	395,460
500	4.000%, 4/01/27	4/22 at 100.00	BBB	523,655
760	4.000%, 4/01/31	4/22 at 100.00	BBB	793,630
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,105,750
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
425	5.000%, 5/01/31	5/27 at 100.00	Baa1	522,669
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	527,339
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
485	4.000%, 11/15/40	11/25 at 100.00	A+	542,371
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,355,660

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
$3,965	4.000%, 11/15/48	11/28 at 100.00	A+	$4,546,110
7,000	5.000%, 11/15/49	11/28 at 100.00	A+	8,620,640
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	628,655
1,880	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019, 5.000%, 11/15/27	No Opt. Call	AA-	2,424,899
2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	3,472,464
1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	A	1,725,602
60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	AA-	60,391
675	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/46	5/26 at 100.00	AA-	803,169
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
2,070	5.000%, 5/01/48	5/29 at 100.00	AA-	2,604,081
1,575	4.000%, 5/01/49	5/29 at 100.00	AA-	1,814,227
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
8,230	5.000%, 7/01/30	7/25 at 100.00	A+	9,722,922
4,700	4.000%, 7/01/35	7/25 at 100.00	A+	5,204,028
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
630	4.000%, 11/15/36	11/27 at 100.00	A+	729,887
640	4.000%, 11/15/37	11/27 at 100.00	A+	739,315
3,385	4.000%, 11/15/43	11/27 at 100.00	A+	3,861,371
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	3/20 at 100.00	N/R	1,378,107
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,159,249
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,601,802
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	509,685
350	4.000%, 7/01/22	7/21 at 100.00	BBB	357,455
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,310,818
73,410	Total Health Care			86,675,342

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.4%
$2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	$2,617,875
	Housing/Single Family – 1.0%
30	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	31,018
7	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	3/20 at 100.00	AA+	7,026
100	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (AMT)	3/20 at 100.75	AA+	100,963
55	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	56,801
	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
20	4.375%, 7/01/26	7/21 at 100.00	Aaa	20,598
315	4.700%, 1/01/31	7/21 at 100.00	Aaa	327,272
10	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	10,263
725	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	788,568
975	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (AMT)	7/25 at 100.00	AA+	1,036,971
735	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	749,545
420	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	453,575
480	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A, 3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	525,974
550	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	611,605
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
775	1.550%, 7/01/25 (AMT)	No Opt. Call	AA+	780,712
590	1.700%, 7/01/26 (AMT)	No Opt. Call	AA+	596,449
5,787	Total Housing/Single Family			6,097,340
	Long-Term Care – 9.3%
1,590	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,699,456
	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc Orchard Path Project, Refunding Series 2018:
1,000	5.000%, 9/01/43	9/23 at 102.00	N/R	1,088,090
260	4.375%, 9/01/48	9/23 at 102.00	N/R	273,967

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
$375	4.000%, 11/01/39	11/24 at 100.00	Baa1	$408,499
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	563,085
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
500	5.000%, 9/01/44	9/26 at 102.00	N/R	547,840
1,500	5.000%, 9/01/52	9/26 at 102.00	N/R	1,629,855
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,632,120
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,612,980
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2013, 5.200%, 3/01/43	3/20 at 100.00	N/R	1,181,310
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	586,908
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,196,209
1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,251,583
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44	5/24 at 101.00	N/R	521,660
1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	5/20 at 100.00	N/R	1,187,228
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
400	4.100%, 7/01/34	7/25 at 102.00	N/R	421,196
1,000	5.000%, 7/01/49	7/25 at 102.00	N/R	1,090,960
1,500	5.000%, 7/01/54	7/25 at 102.00	N/R	1,628,775
	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019:
200	4.000%, 5/01/39	5/24 at 101.00	N/R	203,540
450	4.250%, 5/01/46	5/24 at 101.00	N/R	457,911
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	471,960
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,549,005
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,585,200
300	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 3.400%, 8/01/28	8/24 at 101.00	N/R	311,574

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	$2,228,500
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	5/20 at 100.00	N/R	1,056,783
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,611,525
1,285	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	1,383,302
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	2,913,381
50	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	50,540
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%, 10/01/43	10/23 at 100.00	N/R	1,053,450
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A, 5.000%, 12/01/41	12/24 at 102.00	N/R	4,483,120
1,659	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/20 at 100.00	N/R	1,660,122
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	11/20 at 100.00	N/R	1,007,310
850	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018, 5.000%, 5/01/43	5/23 at 102.00	N/R	917,957
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
590	4.000%, 9/01/31	9/24 at 100.00	N/R	642,333
400	4.000%, 9/01/32	9/24 at 100.00	N/R	434,224
500	4.100%, 9/01/33	9/24 at 100.00	N/R	543,795
315	4.200%, 9/01/36	9/24 at 100.00	N/R	342,525
300	4.250%, 9/01/37	9/24 at 100.00	N/R	326,448
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	859,512
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,502,115
	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020:
800	3.650%, 3/01/40	3/25 at 101.00	N/R	809,032
1,000	3.950%, 3/01/50	3/25 at 101.00	N/R	1,011,180

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
$630	4.000%, 8/01/44	8/24 at 102.00	N/R	$674,755
2,000	5.000%, 8/01/49	8/24 at 102.00	N/R	2,245,200
3,000	5.000%, 8/01/54	8/24 at 102.00	N/R	3,361,080
51,659	Total Long-Term Care			55,219,100
	Materials – 0.4%
2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	2,239,698
	Tax Obligation/General – 28.1%
1,410	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	1,822,467
1,110	Annandale, Minnesota, General Obligation Bonds, Temporary Improvement Series 2020A, 2.000%, 2/01/23 (WI/DD, Settling 3/17/20)	2/21 at 100.00	AA-	1,119,801
2,105	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	2,530,547
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	2,292,960
1,570	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,932,121
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,500	4.000%, 2/01/38	2/27 at 100.00	AAA	4,012,925
3,825	4.000%, 2/01/42	2/27 at 100.00	AAA	4,351,664
1,000	4.000%, 2/01/43	2/27 at 100.00	AAA	1,135,110
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
1,090	4.000%, 2/01/36	2/27 at 100.00	Aa2	1,244,922
1,880	4.000%, 2/01/38	2/27 at 100.00	Aa2	2,130,623
2,715	4.000%, 2/01/41	2/27 at 100.00	Aa2	3,055,814
2,260	4.000%, 2/01/42	2/27 at 100.00	Aa2	2,539,969
2,485	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.250%, 2/01/35	2/25 at 100.00	Aa2	2,655,670
1,160	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AAA	1,258,762
	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,201,740
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,104,780
1,060	Crosby Ironton Independent School District 182, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/32 (WI/DD, Settling 3/19/20)	2/28 at 100.00	AAA	1,176,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	$1,167,529
	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145	4.000%, 2/01/31	2/28 at 100.00	AAA	1,369,752
1,145	4.000%, 2/01/32	2/28 at 100.00	AAA	1,365,355
500	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/35	2/26 at 100.00	AAA	531,105
595	Duluth, Minnesota, General Obligation Bonds, Refunding Capital Improvement Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AA	780,872
1,500	Eden Prairie Independent School District 272, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,798,155
1,250	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/30	2/28 at 100.00	AAA	1,604,763
	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A:
2,145	5.000%, 2/01/29	No Opt. Call	AA+	2,867,758
1,960	4.000%, 2/01/32	2/29 at 100.00	AA+	2,383,791
2,125	3.000%, 2/01/33	2/29 at 100.00	AA+	2,365,380
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	521,414
700	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%, 2/01/30	2/26 at 90.86	AAA	575,988
1,390	Hutchinson Independent School District 423, McLeod, Meeker, Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	Aa2	1,711,910
5,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	5,705,850
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
170	4.000%, 2/01/25	No Opt. Call	A1	194,359
165	4.000%, 2/01/26	No Opt. Call	A1	193,222
100	4.000%, 2/01/27	No Opt. Call	A1	119,433
500	La Crescent-Hokah Independent School District 300, Houston and Winona Counties, Minnesota, General Obligation Bonds, School Building & Maintenance Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	Aa2	585,530
	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A:
1,330	5.000%, 2/01/27	No Opt. Call	AAA	1,686,945
1,140	3.000%, 2/01/28	2/27 at 100.00	AAA	1,281,314
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
145	3.000%, 12/15/27	No Opt. Call	AA	163,840
145	3.000%, 12/15/28	12/27 at 100.00	AA	162,879
160	3.000%, 12/15/29	12/27 at 100.00	AA	178,854
315	3.000%, 12/15/30	12/27 at 100.00	AA	350,179

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
$590	5.000%, 2/01/28	No Opt. Call	Aa2	$761,277
590	4.000%, 2/01/31	2/29 at 100.00	Aa2	714,620
	Maccray Independent School District 2180, Chippewa, Kandiyohi and Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,965	4.000%, 2/01/28	No Opt. Call	Aa2	2,402,212
2,040	3.000%, 2/01/29	2/28 at 100.00	Aa2	2,314,298
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	695,013
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	525,875
2,000	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28	2/24 at 100.00	AAA	2,221,400
1,300	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/28	No Opt. Call	Aa2	1,582,646
585	Milaca Independent School District 912, Millie Lacs, Morrison, Benton, Kanabec and Isanti Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Crossover Series 2014B, 4.000%, 2/01/26	2/24 at 100.00	Aa2	653,539
1,495	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/36	2/28 at 100.00	AAA	1,768,749
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B:
1,475	5.000%, 2/01/29	No Opt. Call	AAA	1,974,966
1,570	5.000%, 2/01/30	2/29 at 100.00	AAA	2,089,183
2,060	4.000%, 2/01/35	2/29 at 100.00	AAA	2,476,079
2,195	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/35	12/26 at 100.00	AAA	2,570,586
1,000	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 2.250%, 8/01/29	8/26 at 100.00	AAA	1,043,640
	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A:
250	4.000%, 2/01/32	2/25 at 100.00	Aa2	280,120
500	4.000%, 2/01/36	2/25 at 100.00	Aa2	554,875
	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,070	3.000%, 2/01/43	2/28 at 100.00	Aa2	4,352,824
1,100	3.000%, 2/01/44	2/28 at 100.00	Aa2	1,173,183
300	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	329,343
2,000	North Saint Paul Maplewood Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	2,211,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$595	North Saint Paul Maplewood Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019C, 4.000%, 2/01/30	2/28 at 100.00	Aa2	$718,141
1,600	North Saint Paul Maplewood Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/32	2/28 at 100.00	Aa2	2,045,136
1,055	Otsego, Minnesota, General Obligation Bonds, Refunding Water & Sewer Series 2019A, 4.000%, 12/01/25	No Opt. Call	AA+	1,235,110
1,360	Pillager Independent School District 116, Cass and Morrison County, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/33	2/28 at 100.00	AAA	1,476,593
1,205	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/29	No Opt. Call	AAA	1,608,603
4,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	4,557,960
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,343,188
2,765	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/27	2/26 at 100.00	AAA	3,413,503
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,250	5.000%, 2/01/30	2/27 at 100.00	Aa2	4,050,897
2,500	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,874,650
1,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,717,455
	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A:
1,620	5.000%, 2/01/30	2/29 at 100.00	AAA	2,141,203
1,700	4.000%, 2/01/31	2/29 at 100.00	AAA	2,073,354
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/23 at 100.00	Aa2	614,382
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	1,122,450
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,560,939
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,618,288
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	2,046,733
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
250	4.000%, 2/01/33	2/27 at 100.00	Aa2	290,868
425	4.000%, 2/01/34	2/27 at 100.00	Aa2	492,116
3,390	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/25	2/23 at 100.00	Aa2	3,583,806

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	$2,744,900
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,551,006
670	4.000%, 2/01/33	2/27 at 100.00	Aa2	777,140
1,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	1,157,930
780	Steele County, Minnesota, General Obligation Bonds, Refunding 2015A, 2.000%, 12/01/21	No Opt. Call	AA	796,996
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
535	4.000%, 2/01/31 – AGM Insured	2/28 at 100.00	AA	633,847
500	4.000%, 2/01/32 – AGM Insured	2/28 at 100.00	AA	590,895
815	4.000%, 2/01/33 – AGM Insured	2/28 at 100.00	AA	958,416
655	4.000%, 2/01/35 – AGM Insured	2/28 at 100.00	AA	763,278
245	4.000%, 2/01/37 – AGM Insured	2/28 at 100.00	AA	284,327
2,500	Waconia Independent School District, Minnesota, General Obligation Bonds, School Building Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	2,699,025
1,315	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/27	2/26 at 100.00	Aa2	1,541,312
1,685	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/32	2/28 at 92.57	AAA	1,356,863
1,220	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	1,400,438
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,820	4.000%, 2/01/27 (WI/DD, Settling 3/05/20)	No Opt. Call	AAA	5,809,305
5,000	3.000%, 2/01/42 (WI/DD, Settling 3/05/20)	2/28 at 100.00	AAA	5,372,650
144,855	Total Tax Obligation/General			166,952,613
	Tax Obligation/Limited – 6.3%
750	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25	No Opt. Call	Aa2	886,995
600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	650,058
135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	140,808
325	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	333,304
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA+	1,168,981

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
$200	4.000%, 8/01/30	8/27 at 100.00	AA+	$236,572
475	4.000%, 8/01/34	8/27 at 100.00	AA+	557,227
325	4.000%, 8/01/35	8/27 at 100.00	AA+	380,598
1,125	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/38	8/28 at 100.00	AA+	1,307,250
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A2	1,578,412
580	3.750%, 2/01/36	2/25 at 100.00	A2	624,619
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A2	5,035,712
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,147,030
	Plymouth Intermediate District 287, Minnesota, Facilities Maintenance Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	A1	204,901
200	4.000%, 5/01/32	5/27 at 100.00	A1	231,520
100	4.000%, 5/01/33	5/27 at 100.00	A1	115,531
4,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	5,074,515
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	418,229
520	5.000%, 2/01/34	2/25 at 100.00	A1	610,730
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
390	4.250%, 4/01/25	4/23 at 100.00	N/R	403,014
430	4.875%, 4/01/30	4/23 at 100.00	N/R	449,397
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,731,017
1,360	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 3/01/29	3/20 at 102.00	N/R	1,387,200
2,670	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.375%, 2/01/35	2/27 at 100.00	AAA	2,954,382
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B:
1,005	4.000%, 2/01/36	2/29 at 100.00	AAA	1,203,347
1,000	4.000%, 2/01/37	2/29 at 100.00	AAA	1,194,660

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C:
$3,325	4.000%, 2/01/30	2/28 at 100.00	AAA	$4,010,349
2,840	3.000%, 2/01/36	2/28 at 100.00	AAA	3,098,270
33,210	Total Tax Obligation/Limited			37,134,628
	Transportation – 6.0%
1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,014,830
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,293,000
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,346,186
750	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/26 (AMT)	1/24 at 100.00	A+	860,483
1,250	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/44	7/29 at 100.00	A+	1,615,513
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
2,000	5.000%, 1/01/35 (AMT)	7/29 at 100.00	A+	2,582,820
1,235	5.000%, 1/01/37 (AMT)	7/29 at 100.00	A+	1,587,580
2,000	5.000%, 1/01/39 (AMT)	7/29 at 100.00	A+	2,555,460
4,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	5,051,000
6,250	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	7,840,437
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
1,530	5.000%, 1/01/37	1/27 at 100.00	AA-	1,900,933
5,580	5.000%, 1/01/46	1/27 at 100.00	AA-	6,821,996
28,770	Total Transportation			35,470,238
	U.S. Guaranteed – 6.1% (4)
660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43 (Pre-refunded 6/01/20)	6/20 at 102.00	N/R	679,886
1,680	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2014A, 5.000%, 6/01/47 (Pre-refunded 6/01/20)	6/20 at 102.00	N/R	1,730,618
10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	10,472,900
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,308,201
2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	AA-	2,540,150
130	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 (Pre-refunded 8/15/20) – AGM Insured	8/20 at 100.00	AA	132,217

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$2,435	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/35 (Pre-refunded 8/15/20)	8/20 at 100.00	AA-	$2,483,335
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	675,537
2,000	6.000%, 10/01/40 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	2,161,720
1,000	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Memory Care Building, Series 2013, 6.500%, 8/01/43 (Pre-refunded 8/01/20)	8/20 at 102.00	N/R	1,042,890
720	Otter Tail County, Minnesota, General Obligation Bonds, Capital Improvement Series 2016A, 3.000%, 2/01/23 (ETM)	No Opt. Call	AA	762,271
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R	1,006,990
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB-	1,628,595
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
110	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	113,394
1,600	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,968,672
1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1	1,591,097
3,715	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	4,311,146
1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	1,806,303
33,880	Total U.S. Guaranteed			36,415,922
	Utilities – 10.8%
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	255,563
5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A1	5,164,466
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/21	No Opt. Call	A1	524,550
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A1	1,105,920
1,000	4.000%, 10/01/32	10/24 at 100.00	A1	1,104,120
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A1	2,712,195
3,500	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	4,243,015

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Saint Paul Housing and Redevelopment Authority, Saint Paul, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A:
$390	4.000%, 10/01/28	10/27 at 100.00	A-	$455,976
675	4.000%, 10/01/33	10/27 at 100.00	A-	772,558
	Saint Paul Housing and Redevelopment Authority, Saint Paul, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B:
355	4.000%, 10/01/28	10/27 at 100.00	A-	415,055
270	4.000%, 10/01/29	10/27 at 100.00	A-	314,321
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,273,120
1,180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,325,541
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,811,331
755	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	742,052
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	2,970,040
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	10,111,538
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	4,543,512
7,050	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	6,567,286
	Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230	4.000%, 2/01/35 – AGM Insured	2/26 at 100.00	AA	261,947
260	4.000%, 2/01/38 – AGM Insured	2/26 at 100.00	AA	294,429
13,065	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	16,496,522
59,975	Total Utilities			64,465,057
	Water and Sewer – 0.3%
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	1,482,618
$511,891	Total Long-Term Investments (cost $535,474,851)			577,305,393

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.9%
	MUNICIPAL BONDS – 3.9%
	Health Care – 3.8%
$16,500	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable Rate Demand Obligation, Series 2018A, 1.200%, 11/15/48 (Mandatory Put 4/14/20) (5)	4/20 at 100.00	A-1	$16,500,000
2,500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Variable Rate Demand Obligation, Series 2007C1, 1.140%, 11/15/34 (Mandatory Put 4/16/20) (5)	4/20 at 100.00	A-1	2,500,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Variable Rate Demand Obligation, Series 2011, 1.140%, 11/15/38 (Mandatory Put 4/15/20) (5)	4/20 at 100.00	A-1+	$3,700,000
22,700	Total Health Care			22,700,000
	Tax Obligation/Limited – 0.1%
600	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Variable Rate Demand Obligation, Series 2012, 5.000%, 9/01/26 (5)	3/20 at 102.00	N/R	612,000
$23,300	Total Short-Term Investments (cost $23,312,000)			23,312,000
	Total Investments (cost $558,786,851) – 101.1%			600,617,393
	Other Assets Less Liabilities – (1.1)%			(6,417,894)
	Net Assets – 100%			$594,199,499
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$577,305,393	$ —	$577,305,393
Short-Term Investments:
Municipal Bonds	—	23,312,000	—	23,312,000
Total	$ —	$600,617,393	$ —	$600,617,393

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 92.5%
	MUNICIPAL BONDS – 92.5%
	Consumer Staples – 0.5%
$65	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	N/R	$74,582
470	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-2, 5.125%, 6/01/24	3/20 at 100.00	CCC+	470,498
535	Total Consumer Staples			545,080
	Education and Civic Organizations – 5.7%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	3/20 at 100.00	AA-	1,002,690
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A2	1,826,505
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A-	715,243
410	4.000%, 4/01/32	4/22 at 100.00	A-	432,583
525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	553,245
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds, Refunding Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,173,570
5,120	Total Education and Civic Organizations			5,703,836
	Health Care – 10.7%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	231,052
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	219,818
1,050	5.000%, 11/15/47	5/27 at 100.00	AA-	1,251,757
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	A-	879,222
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A	556,440
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,159,280

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
$1,000	4.000%, 11/01/37	11/21 at 100.00	A	$1,050,650
2,800	5.000%, 11/01/42	11/21 at 100.00	A	2,987,852
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	300,513
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
500	5.000%, 7/01/34	7/25 at 100.00	BBB	581,505
435	5.000%, 7/01/35	7/25 at 100.00	BBB	504,561
875	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BB+	992,206
9,565	Total Health Care			10,714,856
	Housing/Single Family – 5.8%
955	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	1,019,930
990	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2016C, 3.350%, 9/01/36	9/25 at 100.00	AA+	1,054,934
2,440	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	2,693,150
1,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.400%, 9/01/39	3/28 at 100.00	AA+	1,087,650
5,385	Total Housing/Single Family			5,855,664
	Long-Term Care – 4.1%
3,500	Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A, 4.000%, 1/01/44	1/26 at 102.00	AA	3,908,275
220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A	251,693
3,720	Total Long-Term Care			4,159,968
	Tax Obligation/General – 24.1%
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44	1/22 at 100.00	Aa3	531,045
	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2019:
600	4.000%, 12/15/38	5/29 at 100.00	Aa3	711,078
975	4.000%, 12/15/44	5/29 at 100.00	Aa3	1,138,722
500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA-	530,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Colfax County School District 123 Schuyler Community Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
$500	4.000%, 12/15/36	5/24 at 100.00	A1	$558,105
500	4.000%, 12/15/39	5/24 at 100.00	A1	555,740
1,500	Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40	12/29 at 100.00	A+	1,777,200
1,090	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33	3/24 at 100.00	AA-	1,207,469
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	1,063,310
1,500	Douglas County School District 1, Nebraska, General Obligation Bonds, Omaha Public Schools Series 2020, 3.000%, 12/15/43	1/30 at 100.00	AA+	1,631,445
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	853,530
1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2018, 4.000%, 12/15/38	12/28 at 100.00	AA-	1,188,060
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	AA-	899,828
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	246,156
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	586,760
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2018A, 4.000%, 1/15/37	1/27 at 100.00	AA+	578,035
1,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2019, 4.000%, 4/15/38	4/29 at 100.00	AA+	1,191,830
500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%, 1/15/33	1/27 at 100.00	AA+	626,760
1,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%, 1/15/40	1/29 at 100.00	AA+	1,178,660
750	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39	6/24 at 100.00	Aa2	872,820
750	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43	6/29 at 100.00	AA-	878,228
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2019:
1,000	5.000%, 6/15/40	6/29 at 100.00	AA-	1,286,930
1,000	5.000%, 6/15/41	6/29 at 100.00	AA-	1,282,700
	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017:
550	5.000%, 12/15/29	12/27 at 100.00	Aa3	709,731
500	5.000%, 12/15/35	12/27 at 100.00	Aa3	635,275

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018:
$215	5.000%, 12/15/30	6/28 at 100.00	Aa1	$281,095
1,000	5.000%, 12/15/47	6/28 at 100.00	Aa1	1,246,940
20,625	Total Tax Obligation/General			24,248,022
	Tax Obligation/Limited – 4.5%
500	Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series 2018, 4.000%, 9/15/27	9/23 at 100.00	A	550,675
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	280,550
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	AA+	570,295
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	845,753
230	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	259,364
400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	452,100
300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	333,420
1,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	AA-	1,236,460
3,945	Total Tax Obligation/Limited			4,528,617
	Transportation – 4.1%
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
500	6.000%, 10/01/34 – AGM Insured (AMT)	10/23 at 100.00	AA	587,355
165	6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	193,146
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	914,430
	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A:
1,000	5.000%, 12/15/34 (AMT)	12/26 at 100.00	AA-	1,224,920
1,000	5.000%, 12/15/36 (AMT)	12/26 at 100.00	AA-	1,220,660
3,490	Total Transportation			4,140,511
	U.S. Guaranteed – 8.1% (4)
2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	AAA	2,646,197
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2013A:
715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	812,934
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	414,994
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31 (Pre-refunded 6/15/22)	6/22 at 100.00	AA	536,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46 (Pre-refunded 5/30/22)	5/22 at 100.00	A1	$546,790
600	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Refunding Series 2017A, 5.000%, 5/15/32 (Pre-refunded 11/15/27)	11/27 at 100.00	Aa1	786,246
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	1,076,430
1,125	University of Nebraska, Revenue Bonds, Refunding Omaha Student Health & Recreation Project Series 2016B, 3.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	Aa1	1,273,680
7,265	Total U.S. Guaranteed			8,093,631
	Utilities – 18.9%
800	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	858,224
465	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/37	No Opt. Call	A	661,602
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,569,419
1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA-	1,583,535
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	255,563
870	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%, 9/01/34	3/27 at 100.00	AA	1,092,285
435	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%, 9/01/33	3/30 at 100.00	AA	588,429
110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A	119,192
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	1,986,585
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,790,010
500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	564,275
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2016A, 4.000%, 2/01/38	2/26 at 100.00	AA	1,130,620
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,253,570
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2018A, 5.000%, 2/01/39	2/28 at 100.00	AA	1,268,630
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	340,384
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,178,830
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,796,880
16,435	Total Utilities			19,038,033
	Water and Sewer – 6.0%
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	496,199

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,515	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	$1,759,263
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	Aa2	548,400
1,500	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,781,325
1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,473,413
5,325	Total Water and Sewer			6,058,600
$81,410	Total Long-Term Investments (cost $86,616,981)			93,086,818

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	MUNICIPAL BONDS – 2.0%
	Health Care – 2.0%
$2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, ByranLGH Medical Center Project, Variable Rate Demand Obligations, Series 2008B1&2, 1.160%, 6/01/31 (Mandatory Put 4/14/20) (5)	4/20 at 100.00	VMIG-1	$2,000,000
$2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000
	Total Investments (cost $88,616,981) – 94.5%			95,086,818
	Other Assets Less Liabilities – 5.5%			5,527,065
	Net Assets – 100%			$100,613,883
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$93,086,818	$ —	$93,086,818
Short-Term Investments:
Municipal Bonds	—	2,000,000	—	2,000,000
Total	$ —	$95,086,818	$ —	$95,086,818

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.7%
	MUNICIPAL BONDS – 98.7%
	Education and Civic Organizations – 5.0%
$2,500	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,668,975
1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	1,276,354
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc Project, Series 2017:
350	5.000%, 3/01/23	No Opt. Call	BBB-	381,115
440	5.000%, 3/01/24	No Opt. Call	BBB-	490,032
405	5.000%, 3/01/25	No Opt. Call	BBB-	461,186
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,482,826
120	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	132,198
500	Oregon Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A, 5.250%, 10/01/24	10/21 at 100.00	A-	532,615
500	Oregon Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa2	510,220
920	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	1,025,441
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	107,172
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	630,036
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30	7/27 at 100.00	Aa2	1,012,099
400	4.000%, 7/01/32	7/27 at 100.00	Aa2	472,120
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A	535,131
700	5.000%, 4/01/30	4/25 at 100.00	A	830,900
210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A-	210,521
11,355	Total Education and Civic Organizations			12,758,941
	Health Care – 14.1%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	A-	1,130,023

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A:
$375	4.000%, 1/01/33	1/26 at 100.00	A+	$417,622
1,000	5.000%, 1/01/33	1/26 at 100.00	A+	1,190,400
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
495	5.000%, 9/01/29	9/26 at 100.00	A	607,395
400	5.000%, 9/01/31	9/26 at 100.00	A	488,000
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A	535,550
1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA	1,940,109
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	A+	1,226,280
1,020	Oregon Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A, 4.750%, 3/15/24	3/20 at 100.00	A+	1,022,744
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	AA-	805,106
4,155	4.125%, 11/15/32	5/24 at 100.00	AA-	4,575,153
375	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA-	383,816
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA-	2,079,754
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
430	5.000%, 10/01/23	10/20 at 100.00	BBB+	440,028
500	5.000%, 10/01/24	10/20 at 100.00	BBB+	511,540
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	588,455
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,602,084
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	1,011,728
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,306,470
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,925,480
	Oregon Health and Science University, Revenue Bonds, Series 2019A:
1,070	5.000%, 7/01/29	No Opt. Call	AA-	1,430,312
1,000	5.000%, 7/01/30	1/30 at 100.00	AA-	1,341,470
500	5.000%, 7/01/31	1/30 at 100.00	AA-	668,220

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 5.000%, 5/15/32	5/29 at 100.00	AA-	$2,597,780
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
1,355	5.000%, 5/15/29	5/26 at 100.00	AA-	1,660,905
560	5.000%, 5/15/30	5/26 at 100.00	AA-	684,074
1,000	5.000%, 5/15/31	5/26 at 100.00	AA-	1,216,870
31,105	Total Health Care			36,387,368
	Housing/Multifamily – 1.6%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa2	304,922
195	4.000%, 9/01/23	3/23 at 100.00	Aa2	211,004
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	388,538
	Oregon Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27	7/22 at 100.00	AA	1,275,321
400	4.700%, 7/01/33	7/22 at 100.00	AA	430,800
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,103,710
40	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 4.250%, 7/01/21 (AMT)	3/20 at 100.00	Aaa	40,052
450	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (AMT)	3/20 at 100.00	Aa2	451,165
3,895	Total Housing/Multifamily			4,205,512
	Information Technology – 1.0%
2,375	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	2,479,880
	Long-Term Care – 3.7%
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A:
525	4.000%, 5/15/24	No Opt. Call	N/R	582,466
445	4.000%, 11/15/24	No Opt. Call	N/R	499,335
355	4.000%, 5/15/25	No Opt. Call	N/R	402,187
460	4.000%, 11/15/25	No Opt. Call	N/R	526,935
200	4.000%, 5/15/26	11/25 at 102.00	N/R	231,002
400	4.000%, 11/15/26	11/25 at 102.00	N/R	466,972
350	4.000%, 5/15/27	11/25 at 102.00	N/R	411,317
350	4.000%, 11/15/27	11/25 at 102.00	N/R	415,398

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$450	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013, 5.000%, 10/01/24	10/23 at 100.00	A-	$507,978
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,632,390
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BBB	390,000
700	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	766,381
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,092,530
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc, Refunding Series 2012:
345	5.000%, 5/15/22	No Opt. Call	BBB	362,360
550	5.750%, 5/15/27	5/22 at 100.00	BBB	603,146
450	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	513,859
8,445	Total Long-Term Care			9,404,256
	Tax Obligation/General – 42.8%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,714,085
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27	6/24 at 100.00	AA+	1,298,740
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
350	0.000%, 6/15/26	No Opt. Call	AA+	431,897
2,835	0.000%, 6/15/27	No Opt. Call	AA+	3,595,347
280	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010, 5.000%, 2/01/21	No Opt. Call	Baa3	289,845
810	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010, 4.500%, 6/15/20	No Opt. Call	AA+	818,643
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	584,675
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,292,808
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	245,444
1,640	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32	6/27 at 100.00	AA+	1,931,576
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,515,512
2,000	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Series 2020B, 5.000%, 6/15/32	6/30 at 100.00	Aa1	2,728,320

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28	6/24 at 100.00	AA+	$1,331,820
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,000	5.000%, 6/15/30	6/27 at 100.00	AA+	1,277,300
2,000	5.000%, 6/15/33	6/27 at 100.00	AA+	2,537,800
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
585	5.000%, 6/15/31	6/28 at 100.00	Aa1	762,214
550	5.000%, 6/15/32	6/28 at 100.00	Aa1	716,292
1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,915,950
325	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	378,563
570	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33	6/28 at 100.00	AA+	740,732
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	574,172
500	Clatsop County School District 1C Astoria, Oregon, General Obligation Bonds, Series 2019B, 5.000%, 6/15/30	6/29 at 100.00	Aa1	668,665
500	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/31	6/29 at 100.00	Aa2	668,795
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	574,619
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	943,420
3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008B, 0.000%, 6/15/22	No Opt. Call	Aa1	2,991,028
2,000	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,542,740
2,825	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/29	6/26 at 100.00	AA+	3,335,195
	Jackson County School District 5 Ashland, Oregon, General Obligation Bonds, Series 2019:
2,120	5.000%, 6/15/31	6/29 at 100.00	AA+	2,842,305
2,260	5.000%, 6/15/32	6/29 at 100.00	AA+	3,012,083
1,620	5.000%, 6/15/33	6/29 at 100.00	AA+	2,152,283
1,250	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/15/28	6/25 at 100.00	AA+	1,514,037
	Jackson County School District 6, Central Point, Oregon, General Obligation Bonds, Series 2019A:
1,675	4.000%, 6/15/34	6/29 at 100.00	Aa1	2,041,758
1,700	4.000%, 6/15/35	6/29 at 100.00	Aa1	2,067,999

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$455	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	3/20 at 100.00	Aa3	$456,415
1,200	Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2017, 4.000%, 12/01/31	12/27 at 100.00	AAA	1,445,256
1,105	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/35	6/29 at 100.00	Aa1	1,344,199
205	Linn and Marion Counties School District 129J Santiam Canyon, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/34	6/29 at 100.00	AA+	271,586
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/31	6/28 at 100.00	AA+	1,959,915
2,000	5.000%, 6/15/33	6/28 at 100.00	AA+	2,599,060
	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015:
1,000	5.000%, 6/15/27	6/25 at 100.00	Aa1	1,218,280
1,000	5.000%, 6/15/33	6/25 at 100.00	Aa1	1,204,100
1,000	Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B, 5.000%, 6/15/31	6/28 at 100.00	AA+	1,303,850
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	340,737
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,817,070
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,726,595
1,190	Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon, General Obligation Bonds, Series 2018B Current Interest, 5.000%, 6/15/29	6/28 at 100.00	AA+	1,559,245
	Oregon City, Oregon, General Obligation Bonds, Series 2018:
350	5.000%, 6/01/30	6/28 at 100.00	AA+	457,793
765	5.000%, 6/01/31	6/28 at 100.00	AA+	992,978
1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,515,555
	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
560	5.000%, 1/01/21 (AMT)	No Opt. Call	AA+	578,934
100	5.000%, 1/01/23 (AMT)	1/21 at 100.00	AA+	103,372
2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,800,439
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
325	5.000%, 6/01/27	6/26 at 100.00	A1	402,994
350	5.000%, 6/01/28	6/26 at 100.00	A1	432,744
750	5.000%, 6/01/29	6/26 at 100.00	A1	924,915
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,228,980
770	5.000%, 6/01/31	6/26 at 100.00	A1	943,774

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,210	Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32	6/28 at 100.00	AA+	$1,565,885
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
225	3.750%, 6/15/28	No Opt. Call	N/R	246,290
180	4.000%, 6/15/33	6/28 at 100.00	N/R	202,208
900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	AA+	1,123,380
	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/29	6/26 at 100.00	AA+	1,872,300
1,000	5.000%, 6/15/30	6/26 at 100.00	AA+	1,245,280
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,628,494
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	364,269
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	409,861
630	Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1, 5.000%, 6/01/36	12/28 at 100.00	Aa3	812,857
500	Rogue Community College District, Jackson and Jospehine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	581,700
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	783,608
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
245	0.000%, 6/15/27 (4)	No Opt. Call	AA+	269,201
340	0.000%, 6/15/29 (4)	6/27 at 100.00	AA+	371,015
315	0.000%, 6/15/31 (4)	6/27 at 100.00	AA+	341,126
1,000	Umatilla County School District R61Stanfield, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/34	6/29 at 100.00	AA+	1,214,130
1,250	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,596,625
965	Washington County School District 15, Forest Grove, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	906,106
1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	1,535,015
	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017:
990	5.000%, 6/15/31	6/27 at 100.00	Aa1	1,263,131
3,750	5.000%, 6/15/32	6/27 at 100.00	Aa1	4,767,637
1,175	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2020, 4.000%, 6/15/33	6/30 at 100.00	Aa1	1,474,084
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,277,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
$1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	$1,160,120
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,155,140
195	Yamhill County School District 8 Dayton, Oregon, General Obligation Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33	6/29 at 100.00	AA+	258,067
90,425	Total Tax Obligation/General			110,090,277
	Tax Obligation/Limited – 11.4%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	BB	2,671,049
500	5.000%, 11/15/29	11/25 at 100.00	BB	589,220
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	945,975
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26	11/24 at 100.00	AAA	2,365,328
1,000	5.000%, 11/15/27	11/24 at 100.00	AAA	1,194,950
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27	11/24 at 100.00	AAA	2,389,900
2,500	5.000%, 11/15/28	11/24 at 100.00	AAA	2,989,250
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	Aa3	1,092,470
2,655	Portland, Oregon, Urban Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	2,685,001
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
269	0.000%, 7/01/29	7/28 at 98.64	N/R	218,237
2,134	0.000%, 7/01/31	7/28 at 91.88	N/R	1,610,743
595	0.000%, 7/01/33	7/28 at 86.06	N/R	418,737
1,600	Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds, Series 2018, 5.000%, 12/15/30	6/28 at 100.00	A3	2,061,152
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,279,320
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000	5.000%, 10/01/31	4/28 at 100.00	A	1,274,790
750	4.000%, 10/01/33	4/28 at 100.00	A	879,698
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A:
1,000	4.000%, 9/01/31	9/26 at 100.00	AAA	1,175,160
655	4.000%, 9/01/32	9/26 at 100.00	AAA	768,472

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
$1,000	5.000%, 9/01/30	9/27 at 100.00	AAA	$1,288,210
855	5.000%, 9/01/31	9/27 at 100.00	AAA	1,098,538
340	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34	9/29 at 100.00	AAA	454,781
25,843	Total Tax Obligation/Limited			29,450,981
	Transportation – 3.3%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	483,879
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	526,118
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	463,950
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	399,298
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (AMT)	7/21 at 100.00	AA-	1,085,465
1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	AA-	1,512,687
1,850	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2019-25B, 5.000%, 7/01/33 (AMT)	7/29 at 100.00	AA-	2,390,607
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,585,500
7,185	Total Transportation			8,447,504
	U.S. Guaranteed – 5.0% (5)
2,000	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/30 (Pre-refunded 6/15/25)	6/25 at 100.00	AA+	2,433,680
255	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	299,138
1,635	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/33 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,924,329
1,105	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Series 2013A, 4.250%, 9/15/23 (Pre-refunded 9/15/21)	9/21 at 100.00	A2	1,163,499
840	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R	861,689
1,000	Oregon Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29 (Pre-refunded 7/01/20)	7/20 at 100.00	AA-	1,013,980
1,000	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	AA-	1,074,130
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,066,200
1,715	5.000%, 10/01/26 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,828,533

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	$1,271,117
11,630	Total U.S. Guaranteed			12,936,295
	Utilities – 1.1%
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	559,100
350	5.000%, 12/01/33	12/25 at 100.00	AA-	423,514
350	5.000%, 12/01/34	12/25 at 100.00	AA-	422,982
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	553,785
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	265,658
525	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A	5/29 at 100.00	A3	649,687
2,475	Total Utilities			2,874,726
	Water and Sewer – 9.7%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,469,618
270	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016, 5.000%, 11/01/33	5/25 at 100.00	AA-	321,910
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,280,748
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,342,510
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,408,011
2,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding Second Lien Series 2019A, 5.000%, 3/01/32	9/29 at 100.00	AA	2,694,660
1,880	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2018A, 4.500%, 5/01/30	5/26 at 100.00	AA	2,262,260
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aaa	2,887,550
3,750	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2019A, 5.000%, 5/01/34	11/29 at 100.00	Aa1	5,040,038
	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	Aa3	453,816
5	4.500%, 6/01/30	6/20 at 100.00	Aa3	5,041
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,091,690
	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012:
1,435	5.000%, 8/01/26	8/22 at 100.00	AA-	1,572,502
1,915	5.000%, 8/01/30	8/22 at 100.00	AA-	2,096,102

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A1	$900,000
20,765	Total Water and Sewer			24,826,456
$215,498	Total Long-Term Investments (cost $234,956,706)			253,862,196

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MUNICIPAL BONDS – 0.6%
	Tax Obligation/General – 0.6%
$1,705	Oregon State, General Obligation Bonds, Veterans' Welfare, Variable Rate demand Obligation, Series 95 of 2015P, 1.070%, 12/01/36 (Mandatory Put 4/15/20)	4/20 at 100.00	A-1+	$1,705,000
$1,705	Total Short-Term Investments (cost $1,705,000)			1,705,000
	Total Investments (cost $236,661,706) – 99.3%			255,567,196
	Other Assets Less Liabilities – 0.7%			1,686,904
	Net Assets – 100%			$257,254,100
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$253,862,196	$ —	$253,862,196
Short-Term Investments:
Municipal Bonds	—	1,705,000	—	1,705,000
Total	$ —	$255,567,196	$ —	$255,567,196

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax